Income Taxes - Summary of Components of Deferred Taxes (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Loans and allowance for loan losses	$ 1,937	$ 1,517
Accrued expenses	219
Deferred compensation	600	282
Unrealized losses on investment securities available- for-sale	1,062	709
Other	485	497
Total deferred tax assets	4,303	3,005
Deferred tax liabilities:
Core deposit intangible	(1,400)	(391)
Depreciation	(1,717)	(602)
Other	(5)	(35)
Total deferred tax liabilities	(3,122)	(1,028)
Net deferred income tax assets	$ 1,181	$ 1,977